Stock-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended									3 Months Ended		12 Months Ended
	Jul. 03, 2016	Nov. 24, 2021	Mar. 31, 2021	Dec. 18, 2020	Feb. 23, 2020	Sep. 30, 2019	Feb. 24, 2017	Feb. 18, 2016	Dec. 17, 2015	Dec. 17, 2014	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020	Dec. 21, 2021	Jul. 01, 2021
Stock-Based Payments (Details) [Line Items]
Common shares (in Shares)		869,828														20,190
Options granted (in Shares)		156,025
Expected volatility														73.00%
Expected life of the Warrant to convert (years)														3 years
Expected dividend	25.00%								25.00%	50.00%
Option to purchase common shares (in Shares)				67,791		112,764							70,477
Options exercisable (in Shares)											635,475		568,500
Options exercisable price (in Dollars per share)													$ 13.3		$ 0
Option of forfeited share (in Shares)															27,017
Options exercisable vested (in Dollars per share)											$ 7.6		$ 8
Grant date													10 years
Purchase common shares (in Shares)							13,924	12,676
Warrants were granted							36 months	36 months
Common shares purchase option (in Shares)			1,086,759		79,937					570,000
Issued and outstanding options expired unexercised (in Shares)																	45,805
Profit or loss													$ 6,368		$ 616
General and administrative expenses													4,203		616
Research and development expenses													2,165
Unvested options granted													$ 4,526
Realized over a period													2 years 7 months 6 days
Intrinsic value of options outstanding													$ 4,149		$ 0
Options exercisable price (in Dollars per share)													$ 1,484
Stock options were forfeited (in Dollars per share)													$ 45,805		$ 27,016
Exercise stock options													$ 39
Intrinsic value per share of exercised stock options (in Dollars per share)													$ 418
Weighted average fair value of options granted (in Dollars per share)													$ 6.2		$ 6
Total fair value													$ 4,223		$ 616
Dividend rate															0
Total stock-based payment expenses											$ 1,065		195
General and administrative expenses											703		129
Research and development expenses											66	$ 362			$ 22
Total compensation cost											$ 3,380
Realized over period											2 years 3 months 18 days
Common Stock [Member]
Stock-Based Payments (Details) [Line Items]
Shares of reserve (in Shares)													1,211,374
Percentage of aggregate number of outstanding													5.00%
Minimum [Member]
Stock-Based Payments (Details) [Line Items]
Common shares price per share (in Dollars per share)		$ 5.19
Warrants vesting grant percentage		25.00%
Exercise price for options outstanding (in Dollars per share)													$ 5.19		$ 4.5
Maximum [Member]
Stock-Based Payments (Details) [Line Items]
Common shares price per share (in Dollars per share)		$ 10.17
Warrants vesting grant percentage		75.00%
Exercise price for options outstanding (in Dollars per share)													$ 13.3		$ 15
Additional Executive Plan [Member]
Stock-Based Payments (Details) [Line Items]
Options valued													$ 1,004
Expected volatility													97.88%
Expected life of the Warrant to convert (years)													5 years
Risk free interest rate													0.46%
Expected dividend													0.00%
Exercise price (in Dollars per share)													$ 8.75
Warrant Plan [Member]
Stock-Based Payments (Details) [Line Items]
Options exercisable (in Shares)													28,191
Options exercisable vested (in Dollars per share)													$ 12.09